Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision (Benefit)

The income tax provision consists of the following (in thousands):

	Year ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	—	14
Total current provision	—	14
Deferred:
Federal	—	—
State	—	—
Total deferred provision	—	—
Income tax provision	$—	$14

Schedule of Effective Income Tax Rate Reconciliation

The difference between income tax benefits and income taxes computed using the U.S. federal income tax rate as of December 31, 2020 and 2019 are as follows (in thousands):

	Year ended December 31,
	2020	2019
Federal provision (benefit)
At statutory rates	$(2,525)	$(4,971)
Uncertain tax positions	5,690	507
Other	(101)	(2,471)
Change in valuation allowance	(3,064)	6,949
Income tax provision	$—	$14

Schedule of Deferred Tax Assets and Liabilities

Significant components of Obalon’s deferred tax assets and liabilities are as shown below (in thousands):

	Year ended December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$37,777	$35,252
Tax credits	—	5,493
Capitalized research and development costs	1,864	2,401
Other	3,014	2,724
Total gross deferred tax assets	42,655	45,870
Less valuation allowance	(42,514)	(45,578)
Total deferred tax assets	$141	$292

Deferred tax liabilities:
Other	$(141)	$(292)
Total deferred tax liabilities	$—	$—

Summary of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year ended December 31,
	2020	2019
Balance at January 1	$4,250	$3,609
Additions based on tax positions related to current year	250	643
Additions based on tax positions related to prior years	6,049	—
Reductions for tax positions related to prior years	—	(2)
Balance at December 31	$10,549	$4,250